Note 2 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Allowance for Doubtful Accounts Receivable, Current	$ 0	$ 3,818
Amortization of Intangible Assets	$ 10,920	$ 10,920
Canadian Government Grants [Member]
Number of Grants Received	30
Grants Receivable	$ 1,100,000
Canadian Government Grants [Member] | Minimum [Member]
Grant Term	180 days
Canadian Government Grants [Member] | Maximum [Member]
Grant Term	1 year 180 days
Other Assets [Member]
Deposits Assets, Noncurrent	$ 27,467